Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 107,379	$ 298,068
Short-term investments	4,878	8,490
Restricted cash	24,106	25,450
Trade receivables (note 4)	60,001	67,750
Inventories:
Ore stockpiles	69,012	52,342
Concentrates and dore bars	59,646	69,695
Supplies	192,870	222,630
Income taxes recoverable	21,804	19,313
Available-for-sale securities (notes 4 and 8)	68,805	44,719
Fair value of derivative financial instruments (notes 4 and 10)	7,135	1,835
Other current assets	115,242	92,977
Total current assets	730,878	903,269
Other assets	43,401	55,838
Goodwill (note 14)	235,414	229,279
Property, plant and mine development (note 5)	4,241,107	4,067,456
TOTAL ASSETS	5,250,800	5,255,842
Current
Accounts payable and accrued liabilities	207,539	185,329
Reclamation provision (note 13)	11,022	16,816
Dividends payable		37,905
Interest payable (note 9)	13,383	13,602
Income taxes payable	4,445	10,061
Capital lease obligations	10,959	12,955
Fair value of derivative financial instruments (notes 4 and 10)	1,968
Total current liabilities	249,316	276,668
Long-term debt (note 9)	850,000	830,000
Reclamation provision and other liabilities	119,894	127,735
Deferred income and mining tax liabilities	614,764	611,227
SHAREHOLDERS' EQUITY
Common shares (note 6): Outstanding - 173,311,379 common shares issued, less 396,685 shares held in trust	3,265,068	3,241,922
Stock options (notes 6 and 7)	163,835	148,032
Warrants (note 6)	24,858	24,858
Contributed surplus	15,665	15,665
Retained earnings (deficit)	(31,468)	7,046
Accumulated other comprehensive loss (note 6)	(21,132)	(27,311)
Total shareholders' equity	3,416,826	3,410,212
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,250,800	$ 5,255,842

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2013
CONSOLIDATED BALANCE SHEETS
Common shares, issued	173,311,379
Number of shares of common stock held in trust	396,685

CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
REVENUES
Revenues from mining operations	$ 336,424		$ 459,561		$ 756,846		$ 932,495
COSTS, EXPENSES AND OTHER INCOME
Production (1)	225,951	[1]	219,906	[1]	456,004	[1]	434,941	[1]
Exploration and corporate development	11,326		34,286		19,897		57,394
Amortization of property, plant and mine development (note 5)	70,128		66,310		140,199		130,863
General and administrative (note 15)	28,385		32,015		65,705		65,943
Impairment loss on available-for-sale securities (note 8)	17,313		11,581		28,308		11,581
Provincial capital tax	(1,504)		4,001		(1,504)		4,001
Interest expense (note 9)	13,735		14,220		27,651		28,667
Interest and sundry expense (income)	3,734		23		3,946		(246)
Loss (gain) on derivative financial instruments (notes 4 and 10)	1,936		4,321		(1,046)		3,426
Loss on sale of available-for-sale securities (note 8)			6,731				6,731
Foreign currency translation (gain) loss	(11,120)		(11,009)		(7,462)		4,508
Income (loss) before income and mining taxes	(23,460)		77,176		25,148		184,686
Income and mining taxes	920		33,904		25,669		62,866
Net income (loss) for the period	(24,380)		43,272		(521)		121,820
Net income (loss) per share - basic (note 6) (in dollars per share)	$ (0.14)		$ 0.25		$ 0		$ 0.71
Net income (loss) per share - diluted (note 6) (in dollars per share)	$ (0.14)		$ 0.25		$ 0		$ 0.71
Cash dividends declared per common share (in dollars per share)	$ 0.22		$ 0.2		$ 0.22		$ 0.4
COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the period	(24,380)		43,272		(521)		121,820
Available-for-sale securities and other investments:
Unrealized loss	(20,802)		(22,058)		(20,975)		(37,077)
Reclassification to impairment loss on available-for-sale securities (notes 4 and 8)	17,313		11,581		28,308		11,581
Reclassification to realized loss on sale of available-for-sale securities (notes 4 and 8)			6,731				6,731
Derivative financial instruments (notes 4 and 10):
Unrealized (loss) gain	(1,932)		(5,540)		(1,851)		1,734
Reclassification to production costs			527				17
Reclassification to interest expense	10				20
Pension benefits:
Reclassification to general and administrative expense	131		1,379		262		1,603
Income tax impact of reclassification items	(37)		(502)		(74)		(427)
Income tax impact of other comprehensive income (loss) items	508		1,196		489		(723)
Other comprehensive income (loss) for the period	(4,809)		(6,686)		6,179		(16,561)
Comprehensive income (loss) for the period	$ (29,189)		$ 36,586		$ 5,658		$ 105,259

[1]	Exclusive of amortization shown separately below

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares Outstanding	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Loss	Non-Controlling Interest
Balance at Dec. 31, 2011		$ 3,181,381	$ 117,694	$ 24,858	$ 15,166	$ (129,021)	$ (7,106)	$ 12,191
Balance (in shares) at Dec. 31, 2011		170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (notes 6 and 7)		677	(126)
Shares issued under employee stock option plan (notes 6 and 7) (in shares)		15,250
Stock options (notes 6 and 7)			20,311
Shares issued under incentive share purchase plan		10,590
Shares issued under incentive share purchase plan (in shares)		289,212
Shares issued under dividend reinvestment plan		7,570
Shares issued under dividend reinvestment plan (in shares)		210,378
Shares issued for purchase of mining property (note 14)		2,447			499
Shares issued for purchase of mining property (note 14) (in shares)		68,941
Non-controlling interest eliminated upon acquisition (note 14)								(12,191)
Net income (loss) for the period						121,820
Dividends declared 0.22 and $0.40 per share for the period ended June 30, 2013 and 2012, respectively)						(68,304)
Other comprehensive income (loss) for the period	(16,561)						(16,561)
Restricted share unit plan (note 6)		(8,084)
Restricted share unit plan (note 6) (in shares)		(228,112)
Balance at Jun. 30, 2012		3,194,581	137,879	24,858	15,665	(75,505)	(23,667)
Balance (in shares) at Jun. 30, 2012		171,169,405
Balance at Dec. 31, 2012	3,410,212	3,241,922	148,032	24,858	15,665	7,046	(27,311)
Balance (in shares) at Dec. 31, 2012		172,102,870
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (notes 6 and 7)		9,765	(3,292)
Shares issued under employee stock option plan (notes 6 and 7) (in shares)		213,500
Stock options (notes 6 and 7)			19,095
Shares issued under incentive share purchase plan		11,742
Shares issued under incentive share purchase plan (in shares)		370,536
Shares issued under dividend reinvestment plan		14,456
Shares issued under dividend reinvestment plan (in shares)		430,733
Net income (loss) for the period						(521)
Dividends declared 0.22 and $0.40 per share for the period ended June 30, 2013 and 2012, respectively)						(38,150)
Other comprehensive income (loss) for the period	6,179						6,179
Restricted share unit plan (note 6)		(12,817)				157
Restricted share unit plan (note 6) (in shares)		(202,945)
Balance at Jun. 30, 2013	$ 3,416,826	$ 3,265,068	$ 163,835	$ 24,858	$ 15,665	$ (31,468)	$ (21,132)
Balance (in shares) at Jun. 30, 2013		172,914,694

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared (in dollars per share)	$ 0.22	$ 0.2	$ 0.22	$ 0.4

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income (loss) for the period	$ (24,380)	$ 43,272	$ (521)	$ 121,820
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 5)	70,128	66,310	140,199	130,863
Deferred income and mining taxes	(562)	15,069	6,464	25,389
Stock-based compensation (note 7)	9,332	11,296	25,609	27,068
Loss on sale of available-for-sale securities (note 8)		6,731		6,731
Impairment loss on available-for-sale securities (note 8)	17,313	11,581	28,308	11,581
Foreign currency translation (gain) loss	(11,120)	(11,009)	(7,462)	4,508
Other	5,877	4,811	11,008	7,610
Adjustment for settlement of environmental remediation	(2,990)	(6,059)	(5,542)	(12,291)
Changes in non-cash working capital balances:
Trade receivables	10,525	15,000	7,749	7
Income taxes	(4,199)	24,013	(8,107)	43,882
Inventories	3,789	(9,295)	31,781	2,254
Other current assets	(15,091)	(8,955)	(20,856)	9,855
Accounts payable and accrued liabilities	24,283	41,209	14,181	11,357
Interest payable	(7,607)	(9,892)	(1,441)	(55)
Cash provided by operating activities	75,298	194,082	221,370	390,579
INVESTING ACTIVITIES
Additions to property, plant and mine development (note 5)	(171,773)	(104,368)	(302,407)	(180,363)
Acquisition of Urastar Gold Corporation, net (note 14)	(10,051)		(10,051)
Acquisition of Grayd Resource Corporation (note 14)				(9,322)
Decrease in short-term investments	2,308	2,983	3,612	3,562
Net proceeds from sale of available-for-sale securities		30,732		30,732
Purchase of available-for-sale securities and warrants (note 8)	(39,584)		(52,259)	(2,003)
Decrease (increase) in restricted cash	818	2,034	1,344	(133)
Cash used in investing activities	(218,282)	(68,619)	(359,761)	(157,527)
FINANCING ACTIVITIES
Dividends paid	(31,759)	(30,283)	(61,649)	(60,798)
Repayment of capital lease obligations	(3,509)	(2,744)	(6,062)	(5,856)
Proceeds from long-term debt (note 9)	50,000	255,000	90,000	255,000
Repayment of long-term debt (note 9)		(255,000)	(70,000)	(345,000)
Long-term debt financing costs		(327)		(327)
Repurchase of common shares for restricted share unit plan (note 6)			(19,000)	(12,031)
Common shares issued	3,945	4,096	15,884	7,676
Cash provided by (used in) financing activities	18,677	(29,258)	(50,827)	(161,336)
Effect of exchange rate changes on cash and cash equivalents	(599)	(1,211)	(1,471)	(693)
Net (decrease) increase in cash and cash equivalents during the period	(124,906)	94,994	(190,689)	71,023
Cash and cash equivalents, beginning of period	232,285	155,476	298,068	179,447
Cash and cash equivalents, end of period	107,379	250,470	107,379	250,470
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid (note 9)	21,715	23,887	28,547	27,980
Income and mining taxes paid	$ 9,367	$ 1,286	$ 31,000	$ 5,591

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2013
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying interim unaudited consolidated financial statements of Agnico Eagle Mines Limited ("Agnico Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("US GAAP") in US dollars. They do not include all of the disclosures required by US GAAP for annual financial statements. Accordingly, these interim unaudited consolidated financial statements should be read in conjunction with the fiscal 2012 audited annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2012. In the opinion of management, the interim unaudited consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at June 30, 2013 and the results of operations and cash flows for the three and six months ended June 30, 2013 and June 30, 2012.

  Operating results for the three and six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013

USE OF ESTIMATES	6 Months Ended
Jun. 30, 2013
USE OF ESTIMATES
USE OF ESTIMATES

2.     USE OF ESTIMATES

  The preparation of the interim unaudited consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the interim unaudited consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the interim unaudited consolidated financial statements are reasonable and prudent; however, actual results may differ from these estimates

ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim unaudited consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2012 audited annual consolidated financial statements except for the recently adopted accounting pronouncements discussed below.

  Recently Adopted Accounting Pronouncements

  Disclosures about Offsetting Assets and Liabilities

  In November 2011, ASC guidance was issued relating to disclosure on offsetting financial instrument and derivative financial instrument assets and liabilities. Under the updated guidance, entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The Company adopted this updated guidance, effective for the fiscal year beginning January 1, 2013. See notes 4 and 10 for disclosure on offsetting financial instrument and derivative financial instrument assets and liabilities.

  Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Loss

  In February 2013, ASC guidance was issued relating to the reporting of amounts reclassified out of accumulated other comprehensive loss. Under the updated guidance, entities are required to provide information about the amounts reclassified out of accumulated other comprehensive loss by component and by consolidated statement of income (loss) line item, as required under US GAAP. The Company adopted this updated guidance, effective for the fiscal year beginning January 1, 2013. See the Company's interim unaudited consolidated statements of income (loss) and comprehensive income (loss) for reporting of amounts reclassified out of accumulated other comprehensive loss.

FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  ASC 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under US GAAP and requires expanded disclosures about fair value measurements including the following three fair value hierarchy levels:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table summarizes the Company's financial assets and liabilities measured at fair value as at June 30, 2013 within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$60,001	$—	$60,001
Available-for-sale securities(ii)	68,805	—	—	68,805
Fair value of derivative financial instruments(iii)	—	7,135	—	7,135

	$68,805	$67,136	$—	$135,941

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$1,968	$—	$1,968

  The following table details the Company's financial assets and liabilities measured at fair value as at December 31, 2012 within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$67,750	$—	$67,750
Available-for-sale securities(ii)	44,719	—	—	44,719
Fair value of derivative financial instruments(iii)	—	2,112	—	2,112

	$44,719	$69,862	$—	$114,581

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$277	$—	$277

  (i)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (iii)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).

  In the event that a decline in the fair value of an investment in available-for-sale securities occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim unaudited consolidated statements of income (loss) and comprehensive income (loss) and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments in available-for-sale securities for which the cost basis exceeds its fair value.

PROPERTY, PLANT AND MINE DEVELOPMENT	6 Months Ended
Jun. 30, 2013
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

5.     PROPERTY, PLANT AND MINE DEVELOPMENT

	As at June 30, 2013			As at December 31, 2012
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,364,930	$110,372	$1,254,558	$1,356,227	$86,839	$1,269,388
Plant and equipment	2,595,932	719,805	1,876,127	2,538,328	617,826	1,920,502
Mine development costs	1,005,903	241,560	764,343	918,482	237,967	680,515
Construction in Progress:
Meliadine project	163,871	—	163,871	133,840	—	133,840
La India project	116,559	—	116,559	32,553	—	32,553
Goldex mine M and E zones	65,649	—	65,649	30,658	—	30,658

	$5,312,844	$1,071,737	$4,241,107	$5,010,088	$942,632	$4,067,456

SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

6.     SHAREHOLDERS' EQUITY

  In 2009, the Company implemented the restricted share unit ("RSU") plan for certain employees. Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company.

  A deferred compensation balance is recorded for the total grant date value on the date of each RSU plan grant. The deferred compensation balance is recorded as a reduction of shareholders' equity and is amortized as compensation expense over the applicable vesting period.

  During the first quarter of 2013, the Company funded the RSU plan by transferring $19.0 million (first quarter of 2012 — $12.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. The common shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations. They are included in the basic EPS calculations once they have vested. All of the unvested common shares held by the Trust are included in the diluted EPS calculations.

  The following table summarizes the maximum number of common shares that would be outstanding if all instruments outstanding at June 30, 2013 were exercised:

Common shares outstanding at June 30, 2013	172,914,694
Employee stock options	11,653,991
Warrants	8,600,000
RSU plan	396,685

193,565,370

  The following table provides the weighted average number of common shares used in the calculation of basic and diluted net income per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net income (loss) for the period	$(24,380)	$43,272	$(521)	$121,820

Weighted average number of common shares outstanding — basic (in thousands)	172,572	170,985	172,426	170,937
Add: Dilutive impact of employee stock options	—	—	—	—
Dilutive impact of warrants	—	—	—	—
Dilutive impact of shares related to RSU plan	—	294	—	211

Weighted average number of common shares outstanding — diluted (in thousands)	172,572	171,279	172,426	171,148

Net income (loss) per share — basic	$(0.14)	$0.25	$(0.00)	$0.71

Net income (loss) per share — diluted	$(0.14)	$0.25	$(0.00)	$0.71

  Diluted net income (loss) per share has been calculated using the treasury stock method. In applying the treasury stock method, outstanding employee stock options and warrants with an exercise price greater than the average quoted market price of the common shares for the reporting period are not included in the calculation of diluted net income (loss) per share as the impact would be anti-dilutive.

  For the three and six months ended June 30, 2013, the impact of any additional shares issued under the employee stock option plan, as a result of the conversion of warrants, or related to the RSU Plan would be anti-dilutive as a result of the net loss positions. Consequently, diluted net loss per share was calculated in the same manner as basic net loss per share.

  For the three and six months ended June 30, 2012, all employee stock options and warrants were excluded from the calculation of diluted net income per share as their effect would have been anti-dilutive.

  Accumulated other comprehensive loss

  The following table details the changes in accumulated other comprehensive loss component for the six months ended June 30, 2013:

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total
Accumulated other comprehensive (loss) income, December 31, 2012	$(16,206)	$(7,680)	$137	$(3,562)	$(27,311)
Other comprehensive loss before reclassifications	—	(20,975)	(1,851)	—	(22,826)
Tax expense	—	—	489	—	489
Reclassifications from accumulated other comprehensive (loss) income	—	28,308	20	262	28,590
Tax expense	—	—	(5)	(69)	(74)

Other comprehensive income (loss) for the period	—	7,333	(1,347)	193	6,179

Accumulated other comprehensive loss, June 30, 2013	$(16,206)	$(347)	$(1,210)	$(3,369)	$(21,132)

STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2013
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

7.     STOCK-BASED COMPENSATION

  The following continuities summarize activity with respect to the Company's outstanding employee stock options:

	Six Months Ended June 30, 2013			Six Months Ended June 30, 2012
	Number of Employee Stock Options	Weighted Average Exercise Price		Number of Employee Stock Options	Weighted Average Exercise Price
Outstanding, beginning of period	10,587,126	C$	56.60	8,959,051	C$	62.88
Granted	2,803,000		52.13	3,251,000		36.98
Exercised	(213,500)		37.06	(15,250)		37.05
Forfeited	(181,750)		60.68	(120,750)		60.37
Expired	(1,340,885)		54.86	(481,650)		47.49

Outstanding, end of period	11,653,991	C$	56.02	11,592,401	C$	56.32

Exercisable, end of period	7,469,045	C$	59.36	7,209,989	C$	59.20

  Agnico Eagle estimated the fair value of employee stock options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Six Months Ended June 30,
	2013	2012
Risk-free interest rate	1.51%	1.25%
Expected life of employee stock options (in years)	2.7	2.8
Expected volatility of Agnico Eagle's share price	35.0%	37.5%
Expected dividend yield	1.79%	2.17%

AVAILABLE-FOR-SALE SECURITIES	6 Months Ended
Jun. 30, 2013
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

8.     AVAILABLE-FOR-SALE SECURITIES

  During the three and six months ended June 30, 2013, the Company did not dispose of any available-for-sale securities. During the three and six months ended June 30, 2012, the Company received proceeds of $30.7 million and recognized a loss before income taxes of $6.7 million on the sale of certain available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at June 30, 2013	As at December 31, 2012
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$35,745	$4,352
Unrealized gains in accumulated other comprehensive loss	4,327	1,902

Estimated fair value	40,072	6,254

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	33,287	48,047
Unrealized losses in accumulated other comprehensive loss	(4,554)	(9,582)

Estimated fair value	28,733	38,465

Total estimated fair value of available-for-sale securities	$68,805	$44,719

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the three and six months ended June 30, 2013, certain available-for-sale securities fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the three months ended June 30, 2013, the Company recorded a $17.3 million (three months ended June 30, 2012 — $11.6 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired. During the six months ended June 30, 2013, the Company recorded a $28.3 million (six months ended June 30, 2012 — $11.6 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At June 30, 2013, the fair value of available-for-sale securities in an unrealized loss position was $28.7 million (December 31, 2012 — $38.5 million) with total unrealized losses in accumulated other comprehensive loss of $4.6 million (December 31, 2012 — $9.6 million). Based on an evaluation of the severity and duration of the impairment of these available-for-sale securities (less than three months) and on the Company's intent to hold the investments for a period of time sufficient for a recovery of fair value, the Company does not consider these available-for-sale securities to be other-than-temporarily impaired as at June 30, 2013.

LONG-TERM DEBT	6 Months Ended
Jun. 30, 2013
LONG-TERM DEBT
LONG-TERM DEBT

9.     LONG-TERM DEBT

  Credit Facility

  On June 22, 2010, the Company amended and restated its Credit Facility, increasing the amount available from $900.0 million to $1,200.0 million.

  On July 20, 2012, the Company further amended the Credit Facility, extending the maturity date from June 22, 2016 to June 22, 2017 and updating pricing terms to reflect improved market conditions.

  At June 30, 2013, the Credit Facility was drawn down by $50.0 million (December 31, 2012 — $30.0 million). Amounts drawn down, together with related outstanding letters of credit, resulted in Credit Facility availability of $1,148.9 million at June 30, 2013.

  2012 Notes

  On July 24, 2012, the Company closed a private placement consisting of $200.0 million of guaranteed senior unsecured notes due in 2022 and 2024 (the "2012 Notes") with a weighted average maturity of 11.0 years and weighted average yield of 4.95%.

  The following are the individual series' of the 2012 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024

	$200,000

  2010 Notes

  On April 7, 2010, the Company closed a private placement consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 (the "2010 Notes") with a weighted average maturity of 9.84 years and weighted average yield of 6.59%.

  The following are the individual series' of the issued 2010 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000

  Covenants

  Payment and performance of Agnico Eagle's obligations under the Credit Facility, 2012 Notes and 2010 Notes is guaranteed by each of its significant subsidiaries and certain of its other subsidiaries (the "Guarantors").

  The Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business.

  The 2012 Notes and 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets, carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

  The Credit Facility, 2012 Notes and 2010 Notes also require the Company to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth.

  The Company was in compliance with all covenants contained within the Credit Facility, 2012 Notes and 2010 Notes as at June 30, 2013.

  Interest on long-term debt

  Total long-term debt interest costs incurred during the three and six months ended June 30, 2013 were $12.4 million (three months ended June 30, 2012 — $10.9 million) and $24.7 million (six months ended June 30, 2012 — $22.4 million), respectively.

  Total interest costs capitalized to property, plant and mine development for the three and six months ended June 30, 2013 were $1.2 million (three months ended June 30, 2012 — $0.3 million) and $2.3 million (six months ended June 30, 2012 — $0.5 million), respectively.

  During the three months ended June 30, 2013, cash interest paid on the Credit Facility was $0.2 million (three months ended June 30, 2012 — $1.0 million), cash standby fees paid on the Credit Facility were $1.2 million (three months ended June 30, 2012 — $1.0 million) and cash interest paid on the 2010 Notes and 2012 Notes was $19.8 million (three months ended June 30, 2012 — $19.8 million).

  During the six months ended June 30, 2013, cash interest paid on the Credit Facility was $0.2 million (six months ended June 30, 2012 — $2.7 million), cash standby fees paid on the Credit Facility were $2.4 million (six months ended June 30, 2012 — $2.0 million) and cash interest paid on the 2010 Notes and 2012 Notes was $24.7 million (six months ended June 30, 2012 — $19.8 million).

FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.   FINANCIAL INSTRUMENTS

  Currency Risk Management

  The Company utilizes foreign exchange hedges to reduce the variability of the US dollar amount of expected future foreign currency expenditures arising from changes in currency exchange rates. Hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures.

  As at June 30, 2013, the Company had outstanding foreign exchange zero cost collars with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging. The purchase of US dollar put options was financed through selling US dollar call options at a higher level such that the net premium payable to the different counterparties by the Company was nil. At June 30, 2013, the zero cost collars hedged $120.0 million of 2013 expenditures and the Company recognized a mark-to-market loss of $1.8 million in accumulated other comprehensive loss ("AOCL").

  Amounts deferred in AOCL are reclassified to the production costs line item on the interim unaudited consolidated statements of income (loss), as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing of the currency hedged to calculate fair value.

  The Company's other foreign currency derivative strategies in 2013 and 2012 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars. All of these derivative transactions expired prior to period end such that no derivatives were outstanding on June 30, 2013 or June 30, 2012. Call option premiums were recognized in the loss (gain) on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss).

  Commodity Price Risk Management

  The Company uses intra-quarter zinc and copper derivative financial instruments associated with the timing of sales of the related products during 2013 and 2012 that were recognized in the loss (gain) on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss). There were no zinc intra-quarter derivative financial instruments outstanding at June 30, 2013 or December 31, 2012 and there were no intra-quarter copper derivative financial instruments purchased or outstanding during the three and six months ended June 30, 2013.

  To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instrument contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. Financial contracts expiring in 2013 and totaling 0.5 million gallons of heating oil were entered into at an average price of $2.45 per gallon, which is approximately 3.0% of the Meadowbank mine's expected 2013 diesel fuel operating costs. The contracts expiring in 2013 did qualify for hedge accounting and the related market-to-market gain as at June 30, 2013 was recognized in AOCL. No heating oil financial contracts expired during the three or six months ended June 30, 2013. Amounts deferred in AOCL are reclassified to the production costs line item of the interim unaudited consolidated statements of income (loss), as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  The fair value of the Company's derivative financial instruments are reported on the fair value of derivative financial instruments line item of the interim unaudited consolidated balance sheets.

  The following table summarizes the changes in AOCL balances recorded in the interim unaudited consolidated financial statements pertaining to derivative financial instruments:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Accumulated other comprehensive (loss) income, beginning of period	$(169)	$2,360	$(260)	$(4,404)
Other comprehensive (loss) income — foreign exchange derivative financial instruments	(1,846)	(5,192)	(1,765)	2,082
Other comprehensive (loss) income — heating oil derivative financial instruments	(86)	46	(86)	46
Other comprehensive loss — other derivative financial instruments	—	(394)	—	(394)
Reclassification to the interim unaudited consolidated statements of income (loss)	10	527	20	17

Accumulated other comprehensive loss, end of period	$(2,091)	$(2,653)	$(2,091)	$(2,653)

  The following table summarizes the amounts recognized in the loss (gain) on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Premiums realized on written foreign exchange call options	$789	$608	$1,473	$1,027
Mark-to-market loss on derivative equity contracts	(2,725)	—	(427)	—
Realized gain on zinc derivative financial instruments	—	—	—	476
Loss on heating oil derivative financial instruments and other	—	(4,929)	—	(4,929)

(Loss) gain on derivative financial instruments	$(1,936)	$(4,321)	$1,046	$(3,426)

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
CONTINGENCIES
CONTINGENCIES

11.   COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at June 30, 2013, the total amount of these guarantees was $151.5 million

SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENTED INFORMATION
SEGMENTED INFORMATION

12.   SEGMENTED INFORMATION

  Agnico Eagle operates in a single industry, the exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. The following are the reportable segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional office
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos, the La India project and the Urastar properties
Europe:	Kittila mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and the Latin America Exploration office

  The accounting policies of the reportable segments are the same as those described in the accounting policies note. There are no transactions between the reportable segments affecting revenue. Production costs for the reportable segments are net of intercompany transactions. Of the $235.4 million of goodwill reflected on the interim unaudited consolidated balance sheets at June 30, 2013, $200.1 million relates to the Meliadine project which is a component of the Canada segment, $29.2 million relates to the La India project which is a component of the Latin America segment and $6.1 million relates to the May 16, 2013 acquisition of Urastar Gold Corporation which is a component of the Latin America segment.

  Corporate head office assets are included in the Canada segment and specific corporate income and expense items are noted separately below.

Three Months Ended June 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$232,251	$(168,854)	$—	$(55,676)	$6,670	$14,391
Latin America	86,126	(38,938)	—	(10,863)	16,617	52,942
Europe	18,047	(18,159)	—	(3,589)	(7,697)	(11,398)
Exploration	—	—	(11,326)	—	(4,470)	(15,796)

	$336,424	$(225,951)	$(11,326)	$(70,128)	$11,120	$40,139

Segment income						$40,139
Corporate and other:
Interest and sundry expense						(3,734)
Impairment loss on available-for-sale securities						(17,313)
Loss on derivative financial instruments						(1,936)
General and administrative						(28,385)
Provincial Capital Tax						1,504
Interest expense						(13,735)

Loss before income and mining taxes						$(23,460)

Three Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$283,851	$(155,572)	$(12,250)	$(48,799)	$6,946	$74,176
Latin America	120,706	(40,819)	—	(10,455)	3,953	73,385
Europe	55,004	(23,515)	—	(7,056)	(152)	24,281
Exploration	—	—	(22,036)	—	262	(21,774)

	$459,561	$(219,906)	$(34,286)	$(66,310)	$11,009	$150,068

Segment income						$150,068
Corporate and other:
Interest and sundry expense						(23)
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(4,321)
General and administrative						(32,015)
Provincial capital tax						(4,001)
Interest expense						(14,220)

Income before income and mining taxes						$77,176

Six Months Ended June 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$491,939	$(336,956)	$—	$(107,192)	$8,022	$55,813
Latin America	174,722	(73,707)	—	(20,828)	(727)	79,460
Europe	90,185	(45,341)	—	(12,179)	3,423	36,088
Exploration	—	—	(19,897)	—	(3,256)	(23,153)

	$756,846	$(456,004)	$(19,897)	$(140,199)	$7,462	$148,208

Segment income						$148,208
Corporate and other:
Interest and sundry expense						(3,946)
Impairment loss on available-for-sale securities						(28,308)
Gain on derivative financial instruments						1,046
General and administrative						(65,705)
Provincial capital tax						1,504
Interest expense						(27,651)

Income before income and mining taxes						$25,148

Six Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)
Canada	$577,410	$(309,416)	$(23,963)	$(95,904)	$(1,667)	$146,460
Latin America	225,002	(75,980)	—	(20,508)	(1,791)	126,723
Europe	130,083	(49,545)	—	(14,451)	(1,216)	64,871
Exploration	—	—	(33,431)	—	166	(33,265)

	$932,495	$(434,941)	$(57,394)	$(130,863)	$(4,508)	$304,789

Segment income						$304,789
Corporate and other:
Interest and sundry income						246
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(3,426)
General and administrative						(65,943)
Provincial capital tax						(4,001)
Interest expense						(28,667)

Income before income and mining taxes						$184,686

	Total Assets as at
	June 30, 2013	December 31, 2012
Canada	$3,230,189	$3,279,881
Latin America	1,137,476	1,069,379
Europe	817,545	846,941
Exploration	65,590	59,641

	$5,250,800	$5,255,842

RECLAMATION PROVISION	6 Months Ended
Jun. 30, 2013
RECLAMATION PROVISION
RECLAMATION PROVISION

13.   RECLAMATION PROVISION

  Agnico Eagle's reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management's estimates and feasibility study calculations.

  Due to the suspension of mining operations at the Goldex mine on October 19, 2011, an environmental remediation liability was recognized. During the six months ended June 30, 2013, the Company incurred $5.5 million in remediation costs that were applied against the environmental remediation liability recognized in 2011. As at June 30, 2013, the remaining Goldex mine environmental remediation liability was $17.6 million, $6.3 million of which was classified as a current liability. The Goldex mine is part of the Canada segment as described in note 12.

ACQUISITIONS	6 Months Ended
Jun. 30, 2013
ACQUISITIONS
ACQUISITIONS

14.   ACQUISITIONS

  Urastar Gold Corporation

  On May 16, 2013, the Company completed the acquisition of all of the issued and outstanding common shares of Urastar Gold Corporation ("Urastar") pursuant to a court-approved plan of arrangement under the Business Corporations Act (British Columbia) for cash consideration of $10.1 million. The Urastar acquisition was accounted for as a business combination and goodwill of $6.1 million was recognized on the Company's consolidated balance sheets.

  The transaction costs associated with the acquisition totalling $0.7 million were expensed through the general and administrative line item of the interim unaudited consolidated statements of income (loss) and comprehensive income (loss) during the six months ended June 30, 2013.

  The following table details the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value:

Total purchase price:
Cash paid for acquisition	$10,127
Fair value of assets acquired and liabilities assumed:
Mining properties	$7,699
Goodwill	6,135
Cash and cash equivalents	76
Trade receivables	731
Other current assets	12
Plant and equipment	2
Accounts payable and accrued liabilities	(791)
Other liabilities	(1,573)
Deferred tax liability	(2,164)

Net assets acquired	$10,127

  The Company believes that goodwill for the Urastar acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing reserves and resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

  Pro forma results of operations for the Company assuming the acquisition of Urastar described above had occurred as of January 1, 2012 are detailed below. On a pro forma basis, there would have been no effect on the Company's consolidated revenues.

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	Unaudited
Pro forma net income (loss) for the period	$(3,015)	$307,274
Pro forma net income (loss) per share — basic	$(0.02)	$1.79

  Grayd Resource Corporation

  On November 18, 2011, the Company acquired 94.77% of the outstanding shares of Grayd Resource Corporation ("Grayd"), on a fully-diluted basis, by way of a take-over bid. The November 18, 2011 purchase price of $222.1 million was comprised of $166.0 million in cash and 1,250,477 newly issued Agnico Eagle shares. The acquisition was accounted for as a business combination and goodwill of $29.2 million was recognized on the Company's consolidated balance sheets.

  On January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2012 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico Eagle shares valued at $2.4 million. The non-controlling interest as reported on the December 31, 2011 consolidated balance sheets of the Company was eliminated as a result of this transaction.

GENERAL AND ADMINISTRATIVE	6 Months Ended
Jun. 30, 2013
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

15.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million, and recognized an insurance receivable for $11.2 million. The difference of $3.1 million was recognized in the general and administrative line item of the interim unaudited consolidated statements of income and comprehensive income during the three months ended March 31, 2011.

  During the subsequent months of 2011 and 2012, the Company received $4.6 million in insurance proceeds relating to the kitchen fire at the Meadowbank mine and had a related remaining insurance receivable of $6.6 million as at December 31, 2012 within the other current assets line item of the consolidated balance sheets. During the six months ended June 30, 2013, the Company did not receive any insurance proceeds relating to the kitchen fire at the Meadowbank mine and had a related remaining insurance receivable of $6.6 million as at June 30, 2013.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16.   SUBSEQUENT EVENTS

  On July 24, 2013, Agnico Eagle announced that the Board approved the payment of a quarterly cash dividend of $0.22 per common share, payable on September 17, 2013 to holders of record of the common shares of the Company on September 3, 2013.

SECURITIES CLASS ACTION LAWSUITS	6 Months Ended
Jun. 30, 2013
SECURITIES CLASS ACTION LAWSUITS
SECURITIES CLASS ACTION LAWSUITS

17.   SECURITIES CLASS ACTION LAWSUITS

  On November 7, 2011 and November 22, 2011, the Company and certain current and former senior officers, some of whom also are or were directors of the Company, were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., respectively, which were filed in the United States District Court for the Southern District of New York. On February 6, 2012, the Court ordered that the two complaints be consolidated under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation, and lead counsel was appointed. On April 6, 2012, a Consolidated Complaint was issued against the Company and certain of its current and former senior officers and directors. The Consolidated Complaint alleges that the Company had violated federal securities law in connection with its disclosure related to the Goldex mine. The Consolidated Complaint seeks, among other things, damages on behalf of persons who purchased or acquired securities of the Company during the period July 28, 2010 to October 19, 2011. The Consolidated Complaint has not been certified as a class action, and the Company intends to vigorously defend it. On January 14, 2013, Judge Oetken granted the Company's motion to dismiss the Consolidated Complaint and all claims therein and denied the plaintiffs' request for leave to amend the Consolidated Complaint. On February 12, 2013, the plaintiffs filed a Notice of Appeal to the United States Court for Appeals for the Second Circuit. No date has been set for the appeal.

  On March 8, 2012 and April 10, 2012, a Notice of Action and Statement of Claim (collectively, the "Ontario Claim") were issued by William Leslie, AFA Livforsakringsaktiebolag and certain other entities against the Company and certain of its current and former officers, some of whom also are or were directors of the Company. On September 27, 2012, the plaintiffs issued a Fresh as Amended Statement of Claim. The Fresh as Amended Statement of Claim alleges that the Company's public disclosure concerning water flow issues at its Goldex mine was misleading. The Ontario Claim was issued by the plaintiffs on behalf of all persons and entities who acquired securities of the Company during the period March 26, 2010 to October 19, 2011, excluding persons resident or domiciled in the Province of Quebec at the time they purchased or acquired such securities. The plaintiffs seek, among other things, damages of C$250.0 million and to certify the Ontario Claim as a class action. On April 17, 2013 an Order was granted on consent certifying a class action proceeding and granting leave for the claims under Section 138 of the Securities Act (Ontario) to proceed. The Company intends to vigorously defend the action on the merits.

  On March 28, 2012, the Company and certain of its current and former senior officers, some of whom also are or were directors of the Company, were named as respondents in a Motion for Leave to Institute a Class Action and for the Appointment of a Representative Plaintiff (the "Quebec Motion"). The action is on behalf of all persons and entities with fewer than 50 employees resident in Quebec who acquired securities of the Company between March 26, 2010 and October 19, 2011. The proposed class action is for damages of C$100.0 million arising as a result of allegedly misleading disclosure by the Company concerning its operations at the Goldex mine. On October 15, 2012, the plaintiffs served an amended Quebec Motion seeking leave to commence an action under the Securities Act (Quebec) in addition to seeking authorization to institute a class action. No date has been set for the hearing to argue the Quebec Motion. The Company intends to vigorously contest the Quebec Motion and defend the claim.

COMPARATIVE FIGURES	6 Months Ended
Jun. 30, 2013
COMPARATIVE FIGURES
COMPARATIVE FIGURES

18.   COMPARATIVE FIGURES

  Certain figures in the comparative interim unaudited consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2013 interim unaudited consolidated financial statements.

FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy

  The following table summarizes the Company's financial assets and liabilities measured at fair value as at June 30, 2013 within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$60,001	$—	$60,001
Available-for-sale securities(ii)	68,805	—	—	68,805
Fair value of derivative financial instruments(iii)	—	7,135	—	7,135

	$68,805	$67,136	$—	$135,941

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$1,968	$—	$1,968

  The following table details the Company's financial assets and liabilities measured at fair value as at December 31, 2012 within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$67,750	$—	$67,750
Available-for-sale securities(ii)	44,719	—	—	44,719
Fair value of derivative financial instruments(iii)	—	2,112	—	2,112

	$44,719	$69,862	$—	$114,581

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$277	$—	$277

  (i)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (iii)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).

PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	6 Months Ended
Jun. 30, 2013
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

	As at June 30, 2013			As at December 31, 2012
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,364,930	$110,372	$1,254,558	$1,356,227	$86,839	$1,269,388
Plant and equipment	2,595,932	719,805	1,876,127	2,538,328	617,826	1,920,502
Mine development costs	1,005,903	241,560	764,343	918,482	237,967	680,515
Construction in Progress:
Meliadine project	163,871	—	163,871	133,840	—	133,840
La India project	116,559	—	116,559	32,553	—	32,553
Goldex mine M and E zones	65,649	—	65,649	30,658	—	30,658

	$5,312,844	$1,071,737	$4,241,107	$5,010,088	$942,632	$4,067,456

SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at June 30, 2013	172,914,694
Employee stock options	11,653,991
Warrants	8,600,000
RSU plan	396,685

193,565,370

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net income (loss) for the period	$(24,380)	$43,272	$(521)	$121,820

Weighted average number of common shares outstanding — basic (in thousands)	172,572	170,985	172,426	170,937
Add: Dilutive impact of employee stock options	—	—	—	—
Dilutive impact of warrants	—	—	—	—
Dilutive impact of shares related to RSU plan	—	294	—	211

Weighted average number of common shares outstanding — diluted (in thousands)	172,572	171,279	172,426	171,148

Net income (loss) per share — basic	$(0.14)	$0.25	$(0.00)	$0.71

Net income (loss) per share — diluted	$(0.14)	$0.25	$(0.00)	$0.71

Schedule of changes in accumulated other comprehensive loss by component

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total
Accumulated other comprehensive (loss) income, December 31, 2012	$(16,206)	$(7,680)	$137	$(3,562)	$(27,311)
Other comprehensive loss before reclassifications	—	(20,975)	(1,851)	—	(22,826)
Tax expense	—	—	489	—	489
Reclassifications from accumulated other comprehensive (loss) income	—	28,308	20	262	28,590
Tax expense	—	—	(5)	(69)	(74)

Other comprehensive income (loss) for the period	—	7,333	(1,347)	193	6,179

Accumulated other comprehensive loss, June 30, 2013	$(16,206)	$(347)	$(1,210)	$(3,369)	$(21,132)

STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2013
STOCK-BASED COMPENSATION
Employee Stock option activity

	Six Months Ended June 30, 2013			Six Months Ended June 30, 2012
	Number of Employee Stock Options	Weighted Average Exercise Price		Number of Employee Stock Options	Weighted Average Exercise Price
Outstanding, beginning of period	10,587,126	C$	56.60	8,959,051	C$	62.88
Granted	2,803,000		52.13	3,251,000		36.98
Exercised	(213,500)		37.06	(15,250)		37.05
Forfeited	(181,750)		60.68	(120,750)		60.37
Expired	(1,340,885)		54.86	(481,650)		47.49

Outstanding, end of period	11,653,991	C$	56.02	11,592,401	C$	56.32

Exercisable, end of period	7,469,045	C$	59.36	7,209,989	C$	59.20

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	Six Months Ended June 30,
	2013	2012
Risk-free interest rate	1.51%	1.25%
Expected life of employee stock options (in years)	2.7	2.8
Expected volatility of Agnico Eagle's share price	35.0%	37.5%
Expected dividend yield	1.79%	2.17%

AVAILABLE-FOR-SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2013
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at June 30, 2013	As at December 31, 2012
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$35,745	$4,352
Unrealized gains in accumulated other comprehensive loss	4,327	1,902

Estimated fair value	40,072	6,254

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	33,287	48,047
Unrealized losses in accumulated other comprehensive loss	(4,554)	(9,582)

Estimated fair value	28,733	38,465

Total estimated fair value of available-for-sale securities	$68,805	$44,719

LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2013
2012 Notes
LONG-TERM DEBT
Individual series of issued Notes

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024

	$200,000

2010 Notes
LONG-TERM DEBT
Individual series of issued Notes

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000

FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FINANCIAL INSTRUMENTS
Changes in AOCL balances pertaining to derivative financial instruments

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Accumulated other comprehensive (loss) income, beginning of period	$(169)	$2,360	$(260)	$(4,404)
Other comprehensive (loss) income — foreign exchange derivative financial instruments	(1,846)	(5,192)	(1,765)	2,082
Other comprehensive (loss) income — heating oil derivative financial instruments	(86)	46	(86)	46
Other comprehensive loss — other derivative financial instruments	—	(394)	—	(394)
Reclassification to the interim unaudited consolidated statements of income (loss)	10	527	20	17

Accumulated other comprehensive loss, end of period	$(2,091)	$(2,653)	$(2,091)	$(2,653)

Summary of the amounts recognized in the loss (gain) on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Premiums realized on written foreign exchange call options	$789	$608	$1,473	$1,027
Mark-to-market loss on derivative equity contracts	(2,725)	—	(427)	—
Realized gain on zinc derivative financial instruments	—	—	—	476
Loss on heating oil derivative financial instruments and other	—	(4,929)	—	(4,929)

(Loss) gain on derivative financial instruments	$(1,936)	$(4,321)	$1,046	$(3,426)

SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended June 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$232,251	$(168,854)	$—	$(55,676)	$6,670	$14,391
Latin America	86,126	(38,938)	—	(10,863)	16,617	52,942
Europe	18,047	(18,159)	—	(3,589)	(7,697)	(11,398)
Exploration	—	—	(11,326)	—	(4,470)	(15,796)

	$336,424	$(225,951)	$(11,326)	$(70,128)	$11,120	$40,139

Segment income						$40,139
Corporate and other:
Interest and sundry expense						(3,734)
Impairment loss on available-for-sale securities						(17,313)
Loss on derivative financial instruments						(1,936)
General and administrative						(28,385)
Provincial Capital Tax						1,504
Interest expense						(13,735)

Loss before income and mining taxes						$(23,460)

Three Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$283,851	$(155,572)	$(12,250)	$(48,799)	$6,946	$74,176
Latin America	120,706	(40,819)	—	(10,455)	3,953	73,385
Europe	55,004	(23,515)	—	(7,056)	(152)	24,281
Exploration	—	—	(22,036)	—	262	(21,774)

	$459,561	$(219,906)	$(34,286)	$(66,310)	$11,009	$150,068

Segment income						$150,068
Corporate and other:
Interest and sundry expense						(23)
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(4,321)
General and administrative						(32,015)
Provincial capital tax						(4,001)
Interest expense						(14,220)

Income before income and mining taxes						$77,176

Six Months Ended June 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$491,939	$(336,956)	$—	$(107,192)	$8,022	$55,813
Latin America	174,722	(73,707)	—	(20,828)	(727)	79,460
Europe	90,185	(45,341)	—	(12,179)	3,423	36,088
Exploration	—	—	(19,897)	—	(3,256)	(23,153)

	$756,846	$(456,004)	$(19,897)	$(140,199)	$7,462	$148,208

Segment income						$148,208
Corporate and other:
Interest and sundry expense						(3,946)
Impairment loss on available-for-sale securities						(28,308)
Gain on derivative financial instruments						1,046
General and administrative						(65,705)
Provincial capital tax						1,504
Interest expense						(27,651)

Income before income and mining taxes						$25,148

Six Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)
Canada	$577,410	$(309,416)	$(23,963)	$(95,904)	$(1,667)	$146,460
Latin America	225,002	(75,980)	—	(20,508)	(1,791)	126,723
Europe	130,083	(49,545)	—	(14,451)	(1,216)	64,871
Exploration	—	—	(33,431)	—	166	(33,265)

	$932,495	$(434,941)	$(57,394)	$(130,863)	$(4,508)	$304,789

Segment income						$304,789
Corporate and other:
Interest and sundry income						246
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(3,426)
General and administrative						(65,943)
Provincial capital tax						(4,001)
Interest expense						(28,667)

Income before income and mining taxes						$184,686

	Total Assets as at
	June 30, 2013	December 31, 2012
Canada	$3,230,189	$3,279,881
Latin America	1,137,476	1,069,379
Europe	817,545	846,941
Exploration	65,590	59,641

	$5,250,800	$5,255,842

ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2013
ACQUISITIONS
Schedule of the allocation of the purchase price to assets acquired and liabilities assumed

Total purchase price:
Cash paid for acquisition	$10,127
Fair value of assets acquired and liabilities assumed:
Mining properties	$7,699
Goodwill	6,135
Cash and cash equivalents	76
Trade receivables	731
Other current assets	12
Plant and equipment	2
Accounts payable and accrued liabilities	(791)
Other liabilities	(1,573)
Deferred tax liability	(2,164)

Net assets acquired	$10,127

Schedule of pro forma results of operations

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	Unaudited
Pro forma net income (loss) for the period	$(3,015)	$307,274
Pro forma net income (loss) per share — basic	$(0.02)	$1.79

FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Level 1
Financial assets:
Available-for-sale securities	$ 68,805	$ 44,719
Total financial assets	68,805	44,719
Level 2
Financial assets:
Trade receivables	60,001	67,750
Fair value of derivative financial instruments	7,135	2,112
Total financial assets	67,136	69,862
Financial liabilities:
Fair value of derivative financial instruments	1,968	277
Total
Financial assets:
Trade receivables	60,001	67,750
Available-for-sale securities	68,805	44,719
Fair value of derivative financial instruments	7,135	2,112
Total financial assets	135,941	114,581
Financial liabilities:
Fair value of derivative financial instruments	$ 1,968	$ 277

PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Mine Development
Cost	$ 5,312,844	$ 5,010,088
Accumulated Amortization	1,071,737	942,632
Net Book Value	4,241,107	4,067,456
Mining properties
Property, Plant and Mine Development
Cost	1,364,930	1,356,227
Accumulated Amortization	110,372	86,839
Net Book Value	1,254,558	1,269,388
Plant and equipment
Property, Plant and Mine Development
Cost	2,595,932	2,538,328
Accumulated Amortization	719,805	617,826
Net Book Value	1,876,127	1,920,502
Mine development costs
Property, Plant and Mine Development
Cost	1,005,903	918,482
Accumulated Amortization	241,560	237,967
Net Book Value	764,343	680,515
Meliadine project
Property, Plant and Mine Development
Cost	163,871	133,840
Net Book Value	163,871	133,840
La India project
Property, Plant and Mine Development
Cost	116,559	32,553
Net Book Value	116,559	32,553
Goldex mine M and E zones
Property, Plant and Mine Development
Cost	65,649	30,658
Net Book Value	$ 65,649	$ 30,658

SHAREHOLDERS' EQUITY (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Shareholders' equity
Common shares outstanding at June 30, 2013	172,914,694		172,914,694
Employee stock options (in shares)	11,653,991		11,653,991
Warrants (in shares)	8,600,000		8,600,000
RSU plan (in shares)	396,685		396,685
Maximum number of common shares (in shares)	193,565,370		193,565,370
Net income per share
Net income (loss) for the period	$ (24,380,000)	$ 43,272,000	$ (521,000)	$ 121,820,000
Weighted average number of common shares outstanding - basic (in shares)	172,572,000	170,985,000	172,426,000	170,937,000
Dilutive impact of shares related to RSU plan (in shares)		294,000		211,000
Weighted average number of common shares outstanding - diluted (in shares)	172,572,000	171,279,000	172,426,000	171,148,000
Net income (loss) per share - basic (in dollars per share)	$ (0.14)	$ 0.25	$ 0	$ 0.71
Net income (loss) per share - diluted (in dollars per share)	$ (0.14)	$ 0.25	$ 0	$ 0.71
RSU
Shareholders' equity
Amount transferred to an employee benefit trust to fund restricted share unit plan			$ 19,000,000	$ 12,000,000

SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Cumulative Translation Adjustment	Dec. 31, 2012 Cumulative Translation Adjustment	Jun. 30, 2013 Available-for-sale Securities and Other Investments	Jun. 30, 2013 Derivative Financial Instruments	Jun. 30, 2013 Pension Benefits
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive (loss) income, beginning of period			$ (27,311)		$ (16,206)	$ (16,206)	$ (7,680)	$ 137	$ (3,562)
Other comprehensive loss before reclassifications			(22,826)				(20,975)	(1,851)
Tax expense			489					489
Reclassifications from accumulated other comprehensive (loss) income			28,590				28,308	20	262
Tax expense			(74)					(5)	(69)
Other comprehensive income (loss) for the period	(4,809)	(6,686)	6,179	(16,561)			7,333	(1,347)	193
Accumulated other comprehensive (loss) income, end of period	$ (21,132)		$ (21,132)		$ (16,206)	$ (16,206)	$ (347)	$ (1,210)	$ (3,369)

STOCK-BASED COMPENSATION (Details) (CAD)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Stock options activity
Options outstanding, end of period (in shares)	11,653,991
Employee Stock Option Plan
Stock options activity
Options outstanding, beginning of period (in shares)	10,587,126	8,959,051
Granted (in shares)	2,803,000	3,251,000
Exercised (in shares)	(213,500)	(15,250)
Forfeited (in shares)	(181,750)	(120,750)
Expired (in shares)	(1,340,885)	(481,650)
Options outstanding, end of period (in shares)	11,653,991	11,592,401
Options exercisable at end of period (in shares)	7,469,045	7,209,989
Weighted Average Exercise Price
Outstanding, beginning of period, weighted average exercise price (in Canadian dollars per share)	56.6	62.88
Granted, weighted average exercise price (in Canadian dollars per share)	52.13	36.98
Exercised, weighted average exercise price (in Canadian dollars per share)	37.06	37.05
Forfeited, weighted average exercise price (in Canadian dollars per share)	60.68	60.37
Expired - weighted-average exercise price (in Canadian dollars per share)	54.86	47.49
Outstanding, end of period, weighted average exercise price (in Canadian dollars per share)	56.02	56.32
Options exercisable at end of period, weighted average exercise price (in Canadian dollars per share)	59.36	59.2

STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.51%	1.25%
Expected life of employee stock options	2 years 8 months 12 days	2 years 9 months 18 days
Expected volatility of the Company's share price (as a percent)	35.00%	37.50%
Expected dividend yield (as a percent)	1.79%	2.17%

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
Proceeds from sale of available-for-sale securities		$ 30,732		$ 30,732
Loss on sale of available-for-sale securities		(6,731)		(6,731)
Schedule of Available-for-sale Securities
Estimated fair value	68,805		68,805		44,719
Other than temporary impairment loss on available-for-sale securities	17,313	11,581	28,308	11,581
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	35,745		35,745		4,352
Unrealized gains (losses) in accumulated other comprehensive loss	4,327		4,327		1,902
Estimated fair value	40,072		40,072		6,254
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	33,287		33,287		48,047
Unrealized gains (losses) in accumulated other comprehensive loss	(4,554)		(4,554)		(9,582)
Estimated fair value	28,733		28,733		38,465
Other than temporary impairment loss on available-for-sale securities	$ 17,300	$ 11,600	$ 28,300	$ 11,600
Maximum duration of impairment for investments in available-for-sale securities			3 months

LONG-TERM DEBT (Details) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended				0 Months Ended				0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Credit Facilities	Jun. 30, 2012 Credit Facilities	Jun. 30, 2013 Credit Facilities	Jun. 30, 2012 Credit Facilities	Dec. 31, 2012 Credit Facilities	Jun. 22, 2010 Credit Facilities	Jun. 30, 2013 Guaranteed senior unsecured notes	Jun. 30, 2012 Guaranteed senior unsecured notes	Jun. 30, 2013 Guaranteed senior unsecured notes	Jun. 30, 2012 Guaranteed senior unsecured notes	Jun. 30, 2013 2012 Notes	Jul. 24, 2012 2012 Notes	Jul. 24, 2012 Series A maturing in 2022	Jul. 24, 2012 Series B maturing in 2024	Jun. 30, 2013 2010 Notes	Apr. 07, 2010 2010 Notes	Apr. 07, 2010 Series A maturing in 2017	Apr. 07, 2010 Series B maturing in 2020	Apr. 07, 2010 Series C maturing in 2022
Debt instrument
Maximum borrowing capacity of line of credit										$ 900,000,000
Amount available under credit facilities after amendment										1,200,000,000
Amount drawn down on the credit facility					50,000,000		50,000,000		30,000,000
Availability under credit facility					1,148,900,000		1,148,900,000
Outstanding notes															200,000,000	200,000,000			600,000,000	600,000,000
Proceeds from private placement of guaranteed senior unsecured notes																	100,000,000	100,000,000			115,000,000	360,000,000	125,000,000
Interest rate (as a percent)																	4.87%	5.02%			6.13%	6.67%	6.77%
Weighted average maturity term on guaranteed senior unsecured notes																11 years				9 years 10 months 2 days
Guaranteed senior unsecured notes, weighted average yield (as a percent)																4.95%				6.59%
Long-term debt interest costs	12,400,000	10,900,000	24,700,000	22,400,000
Interest expense capitalized to construction property, plant and mine development	1,200,000	300,000	2,300,000	500,000
Cash interest payments	21,715,000	23,887,000	28,547,000	27,980,000	200,000	1,000,000	200,000	2,700,000			19,800,000	19,800,000	24,700,000	19,800,000
Cash standby fees					$ 1,200,000	$ 1,000,000	$ 2,400,000	$ 2,000,000

FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended		6 Months Ended						3 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2012 Zinc	Jun. 30, 2013 Zinc item	Dec. 31, 2012 Zinc item	Jun. 30, 2013 Copper item	Jun. 30, 2013 Heating oil item	Jun. 30, 2012 Heating oil	Jun. 30, 2013 Heating oil item	Jun. 30, 2012 Heating oil	Jun. 30, 2013 Foreign exchange zero cost collar Designated as hedges	Jun. 30, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures	Jun. 30, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures	Jun. 30, 2013 Call Options Written item	Jun. 30, 2012 Call Options Written item	Jun. 30, 2013 Call Options Written item	Jun. 30, 2012 Call Options Written item	Jun. 30, 2013 Expected 2013 diesel fuel exposure Designated as hedges Heating oil gal	Jun. 30, 2013 Foreign exchange, heating oil and other derivative financial instruments	Jun. 30, 2012 Foreign exchange, heating oil and other derivative financial instruments	Jun. 30, 2013 Foreign exchange, heating oil and other derivative financial instruments	Jun. 30, 2012 Foreign exchange, heating oil and other derivative financial instruments	Jun. 30, 2013 Foreign exchange derivative	Jun. 30, 2012 Foreign exchange derivative	Jun. 30, 2013 Foreign exchange derivative	Jun. 30, 2012 Foreign exchange derivative	Jun. 30, 2013 Heating oil derivative	Jun. 30, 2012 Heating oil derivative	Jun. 30, 2013 Heating oil derivative	Jun. 30, 2012 Heating oil derivative	Jun. 30, 2012 Other derivative	Jun. 30, 2012 Other derivative	Jun. 30, 2013 Equity derivative	Jun. 30, 2013 Equity derivative
Financial instruments
Net premium payable to counterparty
Amount of expenditures hedged														120,000,000	120,000,000
Number of derivative instruments outstanding						0	0	0								0	0	0	0
Notional amount																				500,000
Average price (in dollars per gallon)																				2.45
Percentage of Meadowbank's expected exposure																				3.00%
Number of derivative instruments expired									0		0
Changes in AOCL balances recorded in the interim consolidated financial statements pertaining to derivative financial instruments
Accumulated other comprehensive (loss) income, beginning of period			(27,311,000)																		(169,000)	2,360,000	(260,000)	(4,404,000)
Other comprehensive (loss) income																									(1,846,000)	(5,192,000)	(1,765,000)	2,082,000	(86,000)	46,000	(86,000)	46,000	(394,000)	(394,000)
Reclassification to the interim unaudited consolidated statements of income (loss)																					10,000	527,000	20,000	17,000
Accumulated other comprehensive (loss) income, end of period	(21,132,000)		(21,132,000)																		(2,091,000)	(2,653,000)	(2,091,000)	(2,653,000)
Loss (gain) on derivative financial instruments
Premiums realized on written foreign exchange call option																789,000	608,000	1,473,000	1,027,000
Mark-to-market loss														(1,800,000)	(1,800,000)																				(2,725,000)	(427,000)
Realized gain on zinc derivative financial instruments					476,000
Loss on heating oil derivative financial instruments and other										(4,929,000)		(4,929,000)
(Loss) gain on derivative financial instruments	$ (1,936,000)	$ (4,321,000)	$ 1,046,000	$ (3,426,000)

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
CONTINGENCIES
Guarantees provided in the form of letters of credit	$ 151.5

SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%				10.00%
Segment reporting Information
Goodwill	$ 235,414				$ 235,414				$ 229,279
Revenues from Mining Operations	336,424		459,561		756,846		932,495
Production Costs	(225,951)	[1]	(219,906)	[1]	(456,004)	[1]	(434,941)	[1]
Exploration and Corporate Development	(11,326)		(34,286)		(19,897)		(57,394)
Amortization of Property, Plant and Mine Development	(70,128)		(66,310)		(140,199)		(130,863)
Foreign Currency Translation Gain (Loss)	11,120		11,009		7,462		(4,508)
Segment Income (Loss)	40,139		150,068		148,208		304,789
Interest and sundry expense	(3,734)		(23)		(3,946)		246
Impairment loss on available-for-sale securities	(17,313)		(11,581)		(28,308)		(11,581)
Loss on sale of available-for-sale securities			(6,731)				(6,731)
Gain (loss) on derivative financial instruments	(1,936)		(4,321)		1,046		(3,426)
General and administrative expenses	(28,385)		(32,015)		(65,705)		(65,943)
Provincial capital tax	1,504		(4,001)		1,504		(4,001)
Interest expense	(13,735)		(14,220)		(27,651)		(28,667)
Income (loss) before income and mining taxes	(23,460)		77,176		25,148		184,686
Total Assets	5,250,800				5,250,800				5,255,842
Canada
Segment reporting Information
Revenues from Mining Operations	232,251		283,851		491,939		577,410
Production Costs	(168,854)		(155,572)		(336,956)		(309,416)
Exploration and Corporate Development			(12,250)				(23,963)
Amortization of Property, Plant and Mine Development	(55,676)		(48,799)		(107,192)		(95,904)
Foreign Currency Translation Gain (Loss)	6,670		6,946		8,022		(1,667)
Segment Income (Loss)	14,391		74,176		55,813		146,460
Total Assets	3,230,189				3,230,189				3,279,881
Canada | Meliadine Mine Project
Segment reporting Information
Goodwill	200,100				200,100
Latin America
Segment reporting Information
Revenues from Mining Operations	86,126		120,706		174,722		225,002
Production Costs	(38,938)		(40,819)		(73,707)		(75,980)
Amortization of Property, Plant and Mine Development	(10,863)		(10,455)		(20,828)		(20,508)
Foreign Currency Translation Gain (Loss)	16,617		3,953		(727)		(1,791)
Segment Income (Loss)	52,942		73,385		79,460		126,723
Total Assets	1,137,476				1,137,476				1,069,379
Latin America | La India Mine Project
Segment reporting Information
Goodwill	29,200				29,200
Latin America | Urastar Gold Corporation
Segment reporting Information
Goodwill	6,100				6,100
Europe
Segment reporting Information
Revenues from Mining Operations	18,047		55,004		90,185		130,083
Production Costs	(18,159)		(23,515)		(45,341)		(49,545)
Amortization of Property, Plant and Mine Development	(3,589)		(7,056)		(12,179)		(14,451)
Foreign Currency Translation Gain (Loss)	(7,697)		(152)		3,423		(1,216)
Segment Income (Loss)	(11,398)		24,281		36,088		64,871
Total Assets	817,545				817,545				846,941
Exploration
Segment reporting Information
Exploration and Corporate Development	(11,326)		(22,036)		(19,897)		(33,431)
Foreign Currency Translation Gain (Loss)	(4,470)		262		(3,256)		166
Segment Income (Loss)	(15,796)		(21,774)		(23,153)		(33,265)
Total Assets	65,590				65,590				59,641
Corporate and Other Income (Loss)
Segment reporting Information
Segment Income (Loss)	40,139		150,068		148,208		304,789
Interest and sundry expense	(3,734)		(23)		(3,946)		246
Impairment loss on available-for-sale securities	(17,313)		(11,581)		(28,308)		(11,581)
Loss on sale of available-for-sale securities			(6,731)				(6,731)
Gain (loss) on derivative financial instruments	(1,936)		(4,321)		1,046		(3,426)
General and administrative expenses	(28,385)		(32,015)		(65,705)		(65,943)
Provincial capital tax	1,504		(4,001)		1,504		(4,001)
Interest expense	(13,735)		(14,220)		(27,651)		(28,667)
Income (loss) before income and mining taxes	$ (23,460)		$ 77,176		$ 25,148		$ 184,686

[1]	Exclusive of amortization shown separately below

RECLAMATION PROVISION (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Goldex mine
Environmental remediation liability
Environmental remediation			$ 5,500,000
Environmental remediation liability			17,600,000
Environmental remediation liability, current	$ 11,022,000	$ 16,816,000	$ 6,300,000

ACQUISITIONS (Details) (USD $)	6 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2013 Urastar	Dec. 31, 2012 Urastar	May 16, 2013 Urastar	Jan. 23, 2012 Grayd	Nov. 18, 2011 Grayd
Total purchase price to allocate:
Cash paid for acquisition			$ 10,127,000	$ 9,300,000	$ 166,000,000
Transaction costs associated with the acquisition	700,000
Fair value of assets acquired and liabilities assumed:
Mining properties			7,699,000
Goodwill			6,135,000		29,200,000
Cash and cash equivalents			76,000
Trade receivables			731,000
Other current assets			12,000
Plant and equipment			2,000
Accounts payable and accrued liabilities			(791,000)
Other liabilities			(1,573,000)
Deferred tax liability			(2,164,000)
Purchase price			10,127,000
Pro forma results of operations
Pro forma net income (loss) for the period	(3,015,000)	307,274,000
Pro forma net income (loss) per share-basic (in dollars per share)	$ (0.02)	$ 1.79
Percentage of outstanding shares acquired					94.77%
Total purchase price				11,800,000	222,100,000
Shares issued for acquisition of mining property				68,941	1,250,477
Newly issued Agnico Eagle shares value				$ 2,400,000

GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	24 Months Ended
	Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	$ 6.9
Costs related to disposal of property	7.4
Insurance receivable	11.2	11.2	6.6	6.6
Loss due to fire recognized in the General and Administrative		3.1
Insurance proceeds received			$ 4.6

SUBSEQUENT EVENTS (Details) (Subsequent event, USD $)	Jul. 24, 2013
Subsequent event
Subsequent events
Payment of a quarterly cash dividend (in dollars per share)	$ 0.22

SECURITIES CLASS ACTION LAWSUITS (Details) (CAD) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Feb. 06, 2012 Goldex mine item	Nov. 30, 2011 Goldex mine item	Jun. 30, 2013 Goldex Mine Ontario Claim	Mar. 28, 2012 Goldex Mine Claim 2 item	Jun. 30, 2013 Goldex Mine Claim 2
Securities class action lawsuits
Number of putative class actions against entity		2
Number of complaints to be consolidated	2
Damages sought			250		100
Maximum number of Quebec resident employees in entities on behalf of which the class action is pursued				50